STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

11. STOCKHOLDERS’ EQUITY

Preferred Stock. The Company is authorized to issue up to 1,000,000 shares of preferred stock (the “Preferred Stock”). The Preferred Stock may be issued from time to time in one or more series. The Board of Directors is authorized to fix the number of shares of any series of the Preferred Stock, to determine the designation of any such series, and to determine or alter the rights granted to or imposed upon any wholly unissued series of preferred stock including the dividend rights, dividend rate, conversion rights, voting rights, redemption rights (including sinking fund provisions), redemption price, and liquidation preference.

Common Stock. The Company is authorized to issue up to 100,000,000 shares of Series A Common Stock, 9,000,000 shares of Series C Common Stock (collectively, “Common Stock”) $0.01 par value and 1,000 shares of Series B Common Stock $0.01 par value (“Series B Common Stock”). The Common Stock and the Series B Common Stock have identical rights, preferences, terms and conditions except that the holders of Series B Common Stock are not entitled to receive any portion of Company assets in the event of Company liquidation. There have been no Series B or Series C Common Stock issued. Each share of Common Stock and Series B Common Stock entitles the holder to one vote. The Common Stock and Series B Common Stock are not subject to redemption and do not have any preference, conversion, exchange or preemptive rights. The articles of incorporation contain a restriction on ownership of the common stock that prevents one person from owning more than 9.8% of the outstanding shares of common stock.

Cash Dividends. During the three months ended March 31, 2020 the Company paid no cash dividend. During the three months ended March 31, 2019 the Company paid a cash dividend of approximately $1.1 million or $0.12 per share.

Dividend Reinvestment Plan. The Company had adopted a distribution reinvestment plan (“Plan) that allowed stockholders to receive dividends and other distributions otherwise distributable to them invested in additional shares of the Company’s common stock. The Company registered 3,000,000 shares of common stock pursuant to the Plan. The purchase price per share used in the past was 95% of the price the Company sold its shares or $19.00 per share. No sales commission or dealer manager fee were paid on shares sold through the Plan. The Company may amend, suspend or terminate the Plan at any time. Any such amendment, suspension or termination will be effective upon a designated dividend record date and notice of such amendment, suspension or termination will be sent to all participants at least thirty (30) days prior to such record date. The Plan became effective on January 23, 2012 and was suspended on December 7, 2018. As of March 31, 2020, approximately $17.4 million or approximately 917,074 shares of common stock have been issued under the Plan. No shares were issued under the Plan during the three months ended March 31, 2020.

Stock-Based Compensation. The Company recognizes noncash compensation expense ratably over the vesting period, and accordingly, we recognized $157,000 and $433,000 in noncash compensation expense for the three-month periods ended March 31, 2020 and 2019, respectively, which is included in general and administrative expense on the condensed consolidated statements of operations.

11. STOCKHOLDERS’ EQUITY

Preferred Stock. The Company is authorized to issue up to 1,000,000 shares of Preferred Stock (the “Preferred Stock”). The Preferred Stock may be issued from time to time in one or more series. The Board of Directors is authorized to fix the number of shares of any series of the Preferred Stock, to determine the designation of any such series, and to determine or alter the rights granted to or imposed upon any wholly unissued series of Preferred Stock including the dividend rights, dividend rate, conversion rights, voting rights, redemption rights (including sinking fund provisions), redemption price, and liquidation preference.

Common Stock. The Company is authorized to issue up to 100,000,000 shares of Series A Common Stock and 9,000,000 shares of Series C Common Stock (“collectively, Common Stock”) $0.01 par value and 1,000 shares of Series B Common Stock $0.01 par value. The Common Stock and the Series B Common Stock have identical rights, preferences, terms and conditions except that the Series B Common Stockholders are not entitled to receive any portion of Company assets in the event of Company liquidation. There have been no Series B or Series C Common Stock issued. Each share of Common Stock entitles the holder to one vote. The Common Stock is not subject to redemption and it does not have any preference, conversion, exchange or pre-emptive rights. The articles of incorporation contain a restriction on ownership of the Common Stock that prevents one person from owning more than 9.8% of the outstanding shares of common stock.

In October 2006, the Company commenced a private placement offering of its common stock. Through December 31, 2011 when the offering was terminated, the Company conducted a self-underwritten private placement offering of 10,000,000 shares of its common stock at a price of $20.00 per share. This offering was made only to accredited investors (and up to thirty-five non-accredited investors) pursuant to an exemption from registration provided by Section 4(2) and Rule 506 of Regulation D under the Securities Act of 1933, as amended. No public or private market currently exists for the securities sold under this offering. The Company ceased raising capital under this private placement offering effective December 31, 2011.

Cash Dividends. For the year ended December 31, 2019 and 2018, the Company declared cash dividends of $1.1 million for each year or at a rate of $0.12 per share.

Dividend Reinvestment Plan. The Company had adopted a distribution reinvestment plan that allowed stockholders to have dividends or other distributions otherwise distributable to them invested in additional shares of Company common stock. The Company registered 3,000,000 shares of common stock pursuant to the dividend reinvestment plan. The purchase price per share is 95% of the price the Company was formerly selling its shares for $20.00 per share. No sales commission or dealer manager fee will be paid on shares sold through the dividend reinvestment plan. The Company may amend, suspend or terminate the Plan at any time. Any such amendment, suspension or termination will be effective upon a designated dividend record date and notice of such amendment, suspension or termination will be sent to all Participants at least thirty (30) days prior to such record date. The dividend reinvestment plan became effective on January 23, 2012 and was suspended on December 7, 2018. No dividend reinvestments were made for the year ended December 31, 2019. As of December 31, 2019, approximately $17.4 million or 917,074 shares of common stock have been issued under the dividend reinvestment plan to date.